Subordinated Liabilities - Changes (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($) $ / $	Dec. 31, 2020 MXN ($) $ / $	Dec. 31, 2019 USD ($) $ / $	Dec. 31, 2019 MXN ($) $ / $
Financial liabilities
Exchange rate per one USD as of December 31, | $ / $	19.9087	19.9087	18.8642	18.8642
Financial liabilities at beginning of period		$ 1,299,114
Financial liabilities at end of period		$ 1,644,023		$ 1,299,114
Subordinated liabilities | Financial liabilities at amortized cost
Financial liabilities
Exchange rate per one USD as of December 31, | $ / $	19.9087	19.9087	18.8642	18.8642
Financial liabilities at beginning of period	$ 1,816	$ 34,267	$ 1,894	$ 37,228
Redemptions			(77)
Transaction costs and accrued interest	1		(1)
Financial liabilities at end of period	$ 1,817	$ 36,182	$ 1,816	$ 34,267